Accumulated Other Comprehensive Income - Reclassifications in Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	$ 85,264	$ 60,329	$ 74,889
Other comprehensive income (loss) before reclassifications	31,702
Amounts reclassified from accumulated other comprehensive income	(365)
Other comprehensive income (loss), net of tax	31,337
Other comprehensive income attributable to noncontrolling interests	(356)
Accumulated other comprehensive income - Total - Ending Balance	116,245	60,329	74,889
Foreign Currency Translation Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	85,117	56,245	69,605
Other comprehensive income (loss) before reclassifications	31,704
Amounts reclassified from accumulated other comprehensive income	0
Other comprehensive income (loss), net of tax	31,704
Other comprehensive income attributable to noncontrolling interests	(356)
Accumulated other comprehensive income - Total - Ending Balance	116,465	56,245	69,605
Net Prior Service Benefit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	989	5,060	6,422
Other comprehensive income (loss) before reclassifications	0
Amounts reclassified from accumulated other comprehensive income	(502)
Other comprehensive income (loss), net of tax	(502)
Other comprehensive income attributable to noncontrolling interests	0
Accumulated other comprehensive income - Total - Ending Balance	487	5,060	6,422
Unrealized Loss on Marketable Securities
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	(6)
Other comprehensive income (loss) before reclassifications	(2)
Amounts reclassified from accumulated other comprehensive income	0
Other comprehensive income (loss), net of tax	(2)
Other comprehensive income attributable to noncontrolling interests	0
Accumulated other comprehensive income - Total - Ending Balance	(8)
Other
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	(836)
Other comprehensive income (loss) before reclassifications	0
Amounts reclassified from accumulated other comprehensive income	137
Other comprehensive income (loss), net of tax	137
Other comprehensive income attributable to noncontrolling interests	0
Accumulated other comprehensive income - Total - Ending Balance	$ (699)